Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting

Note 10 – Segment Reporting

The Company manages its business activities on a consolidated basis and operates as a single operating segment: Biotechnology. The accounting policies of the Biotechnology segment are the same as those described in Note 1 – Summary of Significant Accounting Policies.

Our Chief Operating Decision Maker (“CODM”) is our Chief Executive Officer, Amir Heshmatpour. The CODM uses net loss, as reported on our condensed consolidated statement of operations, in evaluating the performance of the biotechnology segment and determining how to allocate resources of the Company as a whole, including investing in our research and development programs and acquisition/licensing strategy. The CODM does not review assets in evaluating the results of the biotechnology segment, and therefore, such information is not presented. The following supplemental information breaks down the research and development costs for the three and nine months ended September 30, 2025 and 2024, respectively.

	For the Nine Months Ended September 30,
	2025	2024
Revenues	$39,990	$63,000

Less: Significant and other segment expenses:
NEO100	851,664	693,328
NEO100-02	327,373	203,075
NEO212	798,997	549,249
Pediatric	169,663	103,338
Laboratory	192,377	362,858
Other	50,518	53,878
Total research and development expense	2,390,592	1,965,726

Advisory fee	11,737,806	500,000
Legal and accounting	1,754,287	1,374,869
Employee compensation expenses	516,428	331,873
Amortization expense	798,311	178,869
Investor relations	959,431	18,623
Share based compensation	25,964,096	-
Other general and administrative expense	1,260,873	721,831
Interest expense - related parties’ loans	1,227,487	2,559,456
Loss on extinguishment of Bridge loan - related party	-	2,069,923
Loss on settlement	380,162	-
Interest and other income	(327,377)	(12,687)
Net loss	$(46,622,106)	$(9,645,482)

	For the Three Months Ended September 30,
	2025	2024
Revenues	$-	$-

Less: Significant and other segment expenses:
NEO100	163,036	236,607
NEO100-02	125,586	79,644
NEO212	343,368	189,553
Pediatric	70,653	34,350
Laboratory	-	362,858
Other	12,395	53,713
Total research and development expense	715,038	956,725

Advisory fee	-	500,000
Legal and accounting	276,378	219,531
Employee Expenses	182,268	186,149
Amortization expense	438,111	67,076
Investor relations	188,358	11,960
Share based compensation	5,040,246	-
Other general and administrative expense	532,359	253,348
Interest expense - related parties’ loans	869,815	2,400
Loss on extinguishment of bridge loan	-	-
Loss on settlement	380,162	-
Interest and other income	(6,815)	(12,687)
Net loss	$(8,615,920)	$(2,184,500)

NEONC TECHNOLOGIES HOLDINGS, INC.
Segment Reporting

Note 8 – Segment Reporting

The company manages our business activities on a consolidated basis and operates as a single operating segment: Biotechnology. The accounting policies of the Biotechnology segment are the same as those described in Note 1 – Summary of Significant Accounting Policies.

Our Chief Operating Decision Maker (“CODM”) is our President and Chief Executive Officer, Dr. Chen. The CODM uses net loss, as reported on our Consolidated Statement of Operations, in evaluating the performance of the biotechnology segment and determining how to allocate resources of the Company as a whole, including investing in our research and development programs and acquisition/licensing strategy. The CODM does not review assets in evaluating the results of the biotechnology segment, and therefore, such information is not presented. The following supplemental information breaks down the research and development costs for the years ended December 31, 2024 and 2023, respectively.

	For the Year Ended December 31,
	2024	2023
Revenues	$83,000	$70,462

Less: Significant and other segment expenses:
NEO100	1,200,624	702,226
NEO100-02	320,987	-
NEO212	870,634	279,859
Pediatric	191,593	169,777
Laboratory	460,559	326,272
Other	841	55,980
Total clinical trial expense	3,045,238	1,534,114
Legal and accounting	1,178,812	1,907,687
Offering costs	821,812	-
Employee expenses	686,131	798,743
Advisory services	500,000	500,000
Lease amortization	245,944	-
Advertising	349,278	141,109
General and administrative expense	357,057	550,354
Litigation settlement expense, net	41,250	4,100,000
License expense	-	2,737,773
Interest expense - related parties and loss on extinguishment of bridge loan	4,626,978	2,721,747
Amortization expense	145,097	-
Interest income	(16,133)	-
Net loss	$(11,898,464)	$(14,921,065)